Asbestos - Summary of Net Unfunded AFFA Liability, Net of Tax (Detail) AUD in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2017 USD ($)	Mar. 31, 2017 AUD	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($)
Asbestos Claims [Line Items]
Net Unfunded AFFA liability, net of tax, Beginning Balance	$ (766.7)
Payment received in accordance with AFFA	91.1	AUD 120.7
AICF operating costs paid - non claims-handling	(1.5)		$ (1.7)	$ (2.5)
Change in actuarial estimate	36.5
Change in claims handling cost estimate	2.1		1.2	$ 1.1
Impact on deferred income tax due to change in actuarial estimate	(11.5)
Movement in income tax payable	(19.1)
Other movements	(1.2)
Effect of foreign exchange	2.7
Net Unfunded AFFA liability, net of tax, Ending Balance	(667.6)		(766.7)
Asbestos Liability [Member]
Asbestos Claims [Line Items]
Net Unfunded AFFA liability, net of tax, Beginning Balance	(1,302.2)
Asbestos claims paid	90.7
AICF claims-handling costs incurred (paid)	1.2
Change in actuarial estimate	44.7
Change in claims handling cost estimate	2.1
Effect of foreign exchange	3.8
Net Unfunded AFFA liability, net of tax, Ending Balance	(1,159.7)		(1,302.2)
Insurance Receivables [Member]
Asbestos Claims [Line Items]
Net Unfunded AFFA liability, net of tax, Beginning Balance	165.7
Change in actuarial estimate	(8.2)
Insurance recoveries	(93.3)
Effect of foreign exchange	(0.4)
Net Unfunded AFFA liability, net of tax, Ending Balance	63.8		165.7
Deferred Tax Assets [Member]
Asbestos Claims [Line Items]
Net Unfunded AFFA liability, net of tax, Beginning Balance	384.9
Impact on deferred income tax due to change in actuarial estimate	(11.5)
Movement in income tax payable	(16.6)
Other movements	0.8
Effect of foreign exchange	(1.0)
Net Unfunded AFFA liability, net of tax, Ending Balance	356.6		384.9
Other Loan Facilities [Member]
Asbestos Claims [Line Items]
Net Unfunded AFFA liability, net of tax, Beginning Balance	(50.7)
Funds received from NSW under loan agreement	(77.0)
Funds repaid to NSW under loan agreement	74.3
Effect of foreign exchange	1.0
Net Unfunded AFFA liability, net of tax, Ending Balance	(52.4)		(50.7)
Restricted Cash and Investments [Member]
Asbestos Claims [Line Items]
Net Unfunded AFFA liability, net of tax, Beginning Balance	17.0
Asbestos claims paid	(90.7)
Payment received in accordance with AFFA	91.1
AICF claims-handling costs incurred (paid)	(1.2)
AICF operating costs paid - non claims-handling	(1.5)
Insurance recoveries	93.3
Funds received from NSW under loan agreement	77.0
Funds repaid to NSW under loan agreement	(74.3)
Other movements	(0.6)
Effect of foreign exchange	(1.2)
Net Unfunded AFFA liability, net of tax, Ending Balance	108.9		17.0
Other Assets and Liabilities [Member]
Asbestos Claims [Line Items]
Net Unfunded AFFA liability, net of tax, Beginning Balance	18.6
Movement in income tax payable	(2.5)
Other movements	(1.4)
Effect of foreign exchange	0.5
Net Unfunded AFFA liability, net of tax, Ending Balance	$ 15.2		$ 18.6